Offerings	Mar. 30, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | shares	763,362
Proposed Maximum Offering Price per Unit	59.00
Maximum Aggregate Offering Price	$ 45,038,358.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 6,219.80
Offering Note	(1) This prospectus supplement relates to: (a) transferable subscription rights to purchase common stock of the registrant, which subscription rights are to be issued to holders of the registrant's common stock on a pro rata basis without consideration, and (b) the shares of the registrant's common stock issuable upon the exercise of such transferable subscription rights pursuant to the rights offering. (3) Represents the estimated gross proceeds from the assumed exercise of all subscription rights.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Subscription Rights to Purchase Shares of Common Stock ("Rights")
Amount Registered | shares	3,566,812
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	(1) This prospectus supplement relates to: (a) transferable subscription rights to purchase common stock of the registrant, which subscription rights are to be issued to holders of the registrant's common stock on a pro rata basis without consideration, and (b) the shares of the registrant's common stock issuable upon the exercise of such transferable subscription rights pursuant to the rights offering. (2) The subscription rights are being issued without consideration. No separate registration fee is payable with respect to the subscription rights being offered hereby since the subscription rights are being registered in the same registration statement as the common stock underlying the subscription rights.